Cash Generated by Operations (Tables)	12 Months Ended
Dec. 31, 2025
Cash flows from (used in) operating activities [abstract]
Schedule of cash generated by operations

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Profit from continuing operations	3,645.4	1,290.5	745.2
Adjusted for non-cash items:
– Mining and income taxation	1,649.2	697.1	465.1
– Royalties	231.9	147.7	116.4
– Amortisation and depreciation	920.4	627.4	795.3
– Interest expense – environmental rehabilitation	29.1	24.8	21.8
– Non-cash rehabilitation (income)/expense	43.6	(1.2)	4.0
– Interest received – environmental trust funds	(4.9)	(4.4)	(1.2)
– Reversal of impairment of assets, net of impairment	(281.3)	3.5	156.4
– Profit on disposal of assets	(1.1)	(0.6)	(32.4)
– Profit on disposal of assets held for sale - Rusoro	—	(62.3)	—
– Profit on disposal of asset held for sale - Asanko Gold	—	(5.6)	—
– Gain on financial instruments, net	(58.1)	—	—
– Gain on remeasurement of 50% previously held interest in Gruyere	(808.2)	—	—
– Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	(7.2)	(6.8)	—
– Silicosis settlement costs	0.7	(0.3)	(4.1)
– Share-based payments	25.4	4.4	9.1
– Long-term incentive plan expense	43.2	14.5	55.8
– Borrowing costs capitalised	(69.1)	(105.6)	(64.9)
– Share of results of equity-accounted investees, net of taxation	2.3	52.1	31.3
– Ghana expected credit loss	66.0	—	33.2
– Net realisable value adjustment to Cerro Corona stockpiles during 2024 (2023: Damang)	—	3.0	33.8
– Other non-cash items	(12.3)	3.5	(7.1)
Adjusted for cash items:
– Interest expense	160.1	130.6	105.1
– Interest received	(41.2)	(17.4)	(23.4)
– Payment of long-term incentive plan	(33.2)	(38.2)	(32.0)
– Environmental rehabilitation payments	(21.9)	(9.4)	(14.8)
Total cash generated by operations	5,478.8	2,747.3	2,392.6